EARNINGS PER SHARE - Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Net income	$ 752.4	$ 588.2
Weighted average ordinary shares outstanding	107,456,414	111,385,823
Employee stock options, RSUs and PSUs	2,973,788	2,730,080
Diluted weighted average ordinary shares outstanding	110,430,202	114,115,903
Basic earnings per ordinary share	$ 7	$ 5.28
Diluted earnings per ordinary share	$ 6.81	$ 5.16